Commitments, Guarantees and Pledged Assets - Additional Information (Detail) - CAD ($)	Oct. 31, 2019	Oct. 31, 2018
Underwriting commitments [member]
Disclosure of commitments and contingencies [Line Items]
Underwriting commitments	$ 60,000,000	$ 176,000,000
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Securities lending transactions with third parties	67,800,000,000	70,600,000,000
Private equity funds 1 [member] | Top of range [member] | Investment commitments [member]
Disclosure of commitments and contingencies [Line Items]
Commitments	258,000,000	194,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	6,700,000,000	7,800,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member] | Bank of new york mellon [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	$ 77,600,000,000	$ 81,200,000,000